Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net loss attributable to ordinary shareholders	$ (614,124)	$ (696,315)	$ (350,654)
Denominator:
Weighted-average ordinary shares outstanding—basic (shares)	253,312,000	249,679,000	244,844,000
Weighted-average ordinary shares outstanding—diluted (shares)	253,312,000	249,679,000	244,844,000
Net loss per share attributable to ordinary shareholders:
Basic loss per share (USD per share)	$ (2.42)	$ (2.79)	$ (1.43)
Diluted loss per share (USD per share)	$ (2.42)	$ (2.79)	$ (1.43)
Potentially anti-dilutive shares excluded from computation of net loss per share (shares)	4,800,000	5,000,000	6,800,000